Income Taxes (Details) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Deferred tax asset		$ 2,162,000	$ 2,162,000	$ 77,700,000
Change in the valuation allowance		14,728,000
Unrecognized tax benefits		0	0
Recorded a liability	$ 10,099,000	$ 8,937,000	8,937,000
Effective tax rate	8.11%	3.90%
Deferred income tax benefit	$ (4,038,000)		$ (5,707,000)